INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Intangible Assets by Major Asset Class

The following table summarizes our Company’s intangible assets, by major asset class:

	December 31, 2015
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Capitalized software development cost	$775	$687	$88

	December 31, 2014
(In US$ thousands)	Gross carrying amount	Accumulated amortization	Net
With finite-life intangible assets
Capitalized software development cost	$2,503	$2,300	$203
Customer relationships	5,757	5,757	—
Other	71	52	19

	$8,331	$8,109	$222

Estimated Amortization Expense of Intangibles

As of December 31, 2015, based on the current amount of intangibles subject to amortization, the estimated amortization expense for each of the following years is as follows:

(In US$ thousands)	Amount
2016	$71
2017	14
2018	3

$88